Accounts Receivable, net (Tables)	12 Months Ended
Dec. 31, 2020
Accounts Receivable, net
Schedule of accounts receivable, net

	December 31,	December 31,
	2019	2020
	RMB’000	RMB’000
Accounts receivable	549,950	429,049
Less: allowance for doubtful accounts	(11,413)	(124,204)
Accounts receivable, net	538,537	304,845

Schedule of allowance for doubtful accounts

	For the year ended
	December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Balance at beginning of the year	—	(2,070)	(11,413)
Additions	(2,070)	(9,504)	(125,563)
Write-offs	—	161	12,772
Balance at end of the year	(2,070)	(11,413)	(124,204)